Derivative Instruments (Details Textual) (USD $)	1 Months Ended	12 Months Ended				1 Months Ended	0 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 17, 2012	Dec. 31, 2011	Apr. 26, 2013 ICG [Member]	Oct. 30, 2013 ICG [Member] Warrant [Member]	Aug. 28, 2013 ICG [Member] Warrant [Member]	Dec. 31, 2013 Series E Preferred Stock
Derivative Liability (Textual)
Percentage of company common stock issuable upon warrant exercises									4.99%
Warrant exercise price, per share	$ 5.00
Increased percentage of common stock issuable upon warrant exercises		11.50%
Exercise price of warrants									$ 500
Number of shares issuable upon exercise of warrants.	187,386
Number of shares of common stock issuable upon exercise of warrants							22,308	12,392
Fair value of warrant		$ 3,279,906	$ 33,593
Liability calculated based on black scholes model		977,817
Derivative Liabilities		19,877,723	33,593		38,557	140,000	19,000
Derivative financial instruments at estimated fair value		19,877,723	33,593
Warrant derivatives fair value on date of issuance / Warrant derivatives fair value and fair value of conversion feature on date of issuance		6,814,000	193,944
Description of volatility rate		Closing prices of 3-4 comparable public companies, including the Company's historical volatility
Fair value of derivative liability				193,944
Number of shares of common stock issuable upon exercise of warrants						37,177
Change in fair value of derivative liability recorded as net loss		$ (3,246,313)	$ 160,351				$ 952,000